Taxation (Details) - EUR (€) € in Millions		3 Months Ended
	Apr. 01, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Taxes [Abstract]
Tax expense		€ 7.4	€ 9.4
Applicable tax rate	2500.00%	1900.00%